Ordinary Shares and Equity Incentive Plan	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Ordinary Shares and Equity Incentive Plan
11. Ordinary Shares and Equity Incentive Plan
Ordinary Shares
Upon the completion of the IPO, our amended and restated Articles of Association (“AoA”) became effective, which authorized the issuance of up to 900,000,000 Class A ordinary shares with no par value and 232,500,000 Class B ordinary shares with no par value, respectively.
We have the following ordinary shares reserved for future issuance:

	As of December 31,
	2025	2024
Warrants issued to customers	499,500	499,500
Share options and RSUs issued and outstanding under the 2013 Plan	9,590,835	12,892,506
Share options and RSUs issued and outstanding under the 2021 Plan	13,095,118	14,488,408
Remaining shares available for future issuance under the 2021 Plan	12,733,513	12,928,337
Total ordinary shares reserved	35,918,966	40,808,751

Treasury Shares
As of December 31, 2025, $270.0 million of the Repurchase Program had been utilized, including transaction costs of approximately $1.0 million. Under the Repurchase Program, we may make purchases of Class A ordinary shares, from time-to-time in the open market, in privately negotiated transactions or by other means in accordance with U.S. federal securities laws. During the year ended December 31, 2025, we repurchased 21,976,537 outstanding Class A ordinary shares for $106.2 million, including transaction costs of approximately $0.4 million, through our Repurchase Program. These shares are classified as Treasury Shares on our consolidated balance sheets.
The Repurchase Program authorizes us to repurchase Class A ordinary shares, from time to time in the open market, in privately negotiated transactions or by other means in accordance with U.S. federal securities laws. The timing, as well as the number and value of any shares repurchased under the program, will be determined at our discretion under the Board authorized program and will depend on a variety of factors, including management's assessment of the intrinsic value of our ordinary shares, the market price of our ordinary shares, general market and economic conditions, available liquidity, alternative investment opportunities, and applicable legal requirements. The Repurchase Program does not obligate us to repurchase any specific number of shares and may be suspended, modified or discontinued at any time without prior notice. The share repurchases will be funded from existing cash and cash equivalents.
Employee Withhold-To-Cover
To satisfy tax withholding obligations associated with the vesting of equity awards on behalf of its employees, the Company uses a net settlement mechanism, under which shares of Class A ordinary shares are withheld upon vesting of equity awards and the related taxes are paid by the Company in cash. For the year ended December 31, 2025, $9.5 million was recorded for these net settlements. No amounts were recorded for the years ended December 31, 2024 and 2023. These amounts are reflected as taxes paid related to net share settlement of equity awards in the Consolidated Statements of Shareholders’ Equity and in the Consolidated Statements of Cash Flows.
Equity Incentive Plan
The 2013 Equity Incentive Plan, or the 2013 Plan, was adopted by our Board of Directors on July 3, 2013 and amended and restated on February 23, 2021. The 2013 Plan provided for the grant of equity-based incentive awards to our employees, directors, office holders and consultants. The U.S. Sub-Plan to the 2013 Plan, which is to be read as a continuation of the 2013 Plan, was adopted by our Board of Directors on May 10, 2015 and amended and restated on February 23, 2021. The U.S. Sub-Plan governed equity-based incentive awards granted to our United States employees, directors, office holders and consultants, including those who are deemed to be residents of the United States for tax purposes.
We no longer grant any awards under our 2013 Plan as it was superseded by the 2021 Share Incentive Plan, or the 2021 Plan, which was adopted by the Company’s Board and shareholders in connection with our IPO on July 15, 2021. Awards granted prior to the adoption of the 2021 Plan remain outstanding and are governed by the 2013 Plan.
The 2021 Plan was adopted in connection with our IPO on July 15, 2021. The 2021 Plan provides for the grant of equity-based incentive awards to our employees, directors, office holders, service providers and consultants. The maximum number of Class A ordinary shares available for issuance under the 2021 Plan is equal to the sum of (i) 13,951,037 Class A ordinary shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been fully exercised and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the 2021 Plan, equal to the lesser of (A) 5% of the outstanding Class A ordinary shares of the Company on the last day of the immediately preceding calendar year (calculated on a fully diluted, as converted basis); and (B) such amount as determined by our board of directors if so determined prior to January 1 of a calendar year, provided that no more than 13,951,037 Class A ordinary shares may be issued upon the exercise of incentive share options.
Share Options and Shares Available for Grant
Share options generally vest over four years and expire ten years after the date of grant. We issue Class A ordinary shares upon the exercise of share options. A summary of share options under our equity incentive plan and related information is as follows:

	Share Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2024	7,946,639	$2.49	4.6	$18,280
Options exercised	(2,645,197)	$1.94
Options forfeited	(22,839)	$5.50
Balance as of December 31, 2025	5,278,603	$2.74	3.8	$12,087
Exercisable as of December 31, 2025	5,243,915	$2.74	3.8	$12,044

There were no share options granted during the periods presented. The aggregate grant date fair value of share options vested during the years ended December 31, 2025, 2024, and 2023 were $2.0 million, $5.6 million, and $6.9 million, respectively. The total intrinsic value of share options exercised during the years ended December 31, 2025, 2024, and 2023 were $7.5 million, $7.8 million, and $11.3 million, respectively. As of December 31, 2025, unrecognized share-based compensation cost related to unvested share options was $2 thousand, which is expected to be recognized in 2026.
Restricted Share Units
RSUs vest either upon the satisfaction of service-based vesting conditions, the satisfaction of both service-based and performance-based vesting conditions, or the satisfaction of service-based, performance-based, and market-based vesting conditions. Refer to Note 2 for more information regarding the vesting conditions of our RSUs. RSUs granted under the 2013 Plan can only vest prior to the expiration date of the award which is seven years from the date of grant. Any RSUs that have not vested will automatically terminate on their expiration date. RSUs granted under the 2021 Plan do not have an expiration date.
A summary of RSU activity, including activity under our equity incentive plan, and related information is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value Per Share
Unvested as of December 31, 2024	19,434,183	$7.49
Granted	8,587,279	$5.14
Vested(1)	(8,264,607)	$6.46
Forfeited	(2,349,505)	$5.22
Unvested as of December 31, 2025	17,407,350	$7.13
(1)A portion of the shares that vested were withheld by us to satisfy the tax obligations of the recipients. During the year ended December 31, 2025, a total of 1,989,883 RSUs were canceled to satisfy tax obligations, resulting in net issuance of 6,274,724 Class A ordinary shares.
As of December 31, 2025, total unrecognized share-based compensation expense related to unvested RSUs was approximately $62.0 million, which is expected to be recognized over a weighted-average period of 2.8 years.
2021 Employee Share Purchase Plan
We adopted the 2021 Employee Share Purchase Plan, or ESPP, in connection with our IPO on July 15, 2021, to enable eligible employees of the company and certain of its designated subsidiaries to use payroll deductions to purchase the company’s Class A ordinary shares and thereby acquire ownership interests in the Company. A total of 3,742,961 Class A ordinary shares are available for sale under the ESPP, subject to adjustment as provided for in the ESPP. In addition, on the first day of each fiscal year beginning on January 1, 2022 and ending on and including January 1, 2031, such pool of Class A ordinary shares shall be increased by that number of our Class A ordinary shares equal to the lesser of: (i) 1% of the outstanding Class A ordinary shares as of the last day of the immediately preceding fiscal year (calculated on a fully diluted as-converted basis); or (ii) such smaller amount as our board of directors may determine. In accordance with the above, our board of directors determined not to increase the number of Class A ordinary shares available for sale under the ESPP as of January 1, 2022, January 1, 2023, January 1, 2024, January 1, 2025, or January 1, 2026.
Generally, all of our employees are eligible to participate if they are employed by us. However, an employee may not be granted rights to purchase our ordinary shares under the ESPP if such employee (i) immediately after the grant would own capital shares or hold outstanding share options to purchase such shares possessing 5% or more of the total combined voting power or value of all classes of our shares or any of our subsidiaries.
As of December 31, 2025, we have not effected any offering under the ESPP.
CEO Multi-Year Equity Award
In July 2021, our board of directors and shareholders granted to our chief executive officer, Mr. Gal, a multi-year equity award, comprising 3,993,440 RSUs (the “Multi-Year Award”). The grant date fair value of the Multi-Year Award, which is the amount of share-based compensation expense that we recognize, is primarily determined based on the share price on the date the award was granted and is not based on our current share price. This amount is expensed utilizing the accelerated attribution method over the requisite service period of ten years. This method attributes higher expenses to the earlier periods of the requisite service period.
The Multi-Year Award is structured so that meaningful value may only be realized upon the achievement of sustained and significant high performance levels. The award is divided into ten tranches that are eligible to vest based on the achievement of stock price goals, which range from $26.67 to $106.67, measured based on the average of our stock price over a trailing 60 trading day period during predefined performance periods, and subject to Mr. Gal’s continued employment as our chief executive officer through each such period. In order to earn all of the tranches, the stock price will have to be more than 5 times higher than the price at IPO. No tranches of the Multi-Year Award were earned or vested in 2025.
In addition to the service-based vesting condition, and market-based vesting condition, each described above, the Multi-Year Award is also subject to a performance-based vesting condition. The performance-based vesting condition underlying the Multi-Year Award was satisfied upon the occurrence of our IPO in 2021. We recognized $5.2 million, $7.0 million, and $8.6 million in share-based compensation expense related to the Multi-Year Award during the years ended December 31, 2025, 2024, and 2023, respectively.
Share-Based Compensation
Share-based compensation expense by line item in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Cost of revenue	$738	$765	$770
Research and development	12,621	13,061	13,152
Sales and marketing	16,013	18,506	19,420
General and administrative	22,254	25,499	29,068
Total share-based compensation expense	$51,626	$57,831	$62,410